Basis of Presentation and General Information (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 11, 2023 $ / shares
Date of incorporation	December 13, 2006
Number of vessels owned	116
Eagle Merger Agreement [Member]
Common Shares - Par Value		$ 0.01
Common Stock, Terms of Conversion	2.6211
Combined carrying capacity [Member]
Vessel capacity DWT	13,100,000
Five Kamsarmax newbuilding vessels [Member]
Vessel capacity DWT	82,000
Expected Delivery Date	September 2025 and July 2026
Six newbuilding vessels | Charter-in agreements [Member]
Expected Delivery Date	during 2024
Minimum [Member]
Vessel capacity DWT	53,489
Maximum [Member]
Vessel capacity DWT	209,537
Concentration Risk, Percentage	10.00%